Business Combination and Branch Sales - Additional Information (Detail) $ in Thousands		12 Months Ended
	Nov. 07, 2014 USD ($) Branches	Dec. 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Oct. 09, 2015	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Cash consideration gain on acquisition		$ 682
Acquisition of loans receivable		89,901
Number of branches sold | Branches	2
Deposits including accrued interest	$ 17,014	1,215,914	$ 1,196,767		$ 981,177
Sale of premises and equipment	3,085
Loss on sale of branches	$ 20
Residential Real Estate Loan [Member]
Business Acquisition [Line Items]
Acquisition of loans receivable		6,317
Mortgage servicing assets		29
Reserve for losses		77
First Independence Corporation and Subsidiary [Member]
Business Acquisition [Line Items]
Acquisition-related costs		$ 1,691
Voting interest acquired				100.00%